Schedule of Reconciliation of Statutory Income Tax Rate (Details)		6 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Profit (loss) before income taxes		$ (824,757)	$ (6,439,954)	$ 2,389,696
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (136,085)	$ (1,062,592)	$ 394,300
Tax effect of income that is not taxable		(468)	(3,652)	(43,043)
Tax effect of expenses that are not deductible (2)	[1]			286,540
The effect of tax rates in different tax jurisdictions		138,256	1,079,543	4,950
Research and development credit (1)	[2]	(120,721)	(942,627)	(670,723)
Tax credits		(279)	(2,175)
Others		4,885	38,140	197,334
Total income tax expense		$ (114,412)	$ (893,363)	$ 169,358

[1]	These non-deductible expenses are a result on non-deductible IPO expenses and change in fair value on financial assets at fair value.
[2]	Research and development credit was arising from the tax authority of Hong Kong provided enhanced tax deduction for expenditure incurred by enterprises on a qualifying research and development activity and enterprises will be able to enjoy additional tax deduction for expenditure incurred on domestic research and development.